INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Components of Definite-lived Intangible Assets
The components of definite-lived and indefinite-lived intangible assets are as follows. Refer to Note 14 for VOBA asset, which is an actuarial intangible asset arising from a business combination.

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
AS OF DEC. 31 US$ MILLIONS	2023			2022
Definite-lived intangible assets:
Distributor relationships	$28	$—	$28	$6	$—	$6
Trade name	24	(2)	22	12	(2)	10
Unpaid claims reserve intangible asset	104	(5)	99	—	—	—
Software and other	32	(2)	30	—	—	—
Total definite-lived intangible assets	188	(9)	179	18	(2)	16
Indefinite-lived intangible assets:
Insurance licenses	56	—	56	36	—	36
Total	$244	$(9)	$235	$54	$(2)	$52

Components of Indefinite-lived Intangible Assets
The components of definite-lived and indefinite-lived intangible assets are as follows. Refer to Note 14 for VOBA asset, which is an actuarial intangible asset arising from a business combination.

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
AS OF DEC. 31 US$ MILLIONS	2023			2022
Definite-lived intangible assets:
Distributor relationships	$28	$—	$28	$6	$—	$6
Trade name	24	(2)	22	12	(2)	10
Unpaid claims reserve intangible asset	104	(5)	99	—	—	—
Software and other	32	(2)	30	—	—	—
Total definite-lived intangible assets	188	(9)	179	18	(2)	16
Indefinite-lived intangible assets:
Insurance licenses	56	—	56	36	—	36
Total	$244	$(9)	$235	$54	$(2)	$52

Schedule of Estimated Future Amortization Expense
The following table outlines the estimated future amortization expense related to definite-lived intangible assets held as of December 31, 2023.

Years	US$ MILLIONS
2024	$46
2025	35
2026	26
2027	19
2028	15
Thereafter	38
Total amortization expense	$179